REVENUES - Revenue by geography (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of operating segments [line items]
Total revenues from contracts with customers	$ 1,860	$ 1,929	$ 3,826	$ 3,794
Australia
Disclosure of operating segments [line items]
Total revenues from contracts with customers	885	1,118	1,868	2,037
United States
Disclosure of operating segments [line items]
Total revenues from contracts with customers	398	299	809	753
United Kingdom
Disclosure of operating segments [line items]
Total revenues from contracts with customers	299	250	611	463
Brazil
Disclosure of operating segments [line items]
Total revenues from contracts with customers	199	197	379	403
Canada
Disclosure of operating segments [line items]
Total revenues from contracts with customers	74	60	144	130
Other
Disclosure of operating segments [line items]
Total revenues from contracts with customers	$ 5	$ 5	$ 15	$ 8